Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	691,098	15,777,767
Lumen Technologies, Inc.	96,280	1,188,095
Verizon Communications, Inc.	400,732	20,144,798
Total		37,110,660
Entertainment 1.7%
Activision Blizzard, Inc.	75,276	4,411,174
Electronic Arts, Inc.	27,545	3,421,640
Live Nation Entertainment, Inc.(a)	12,753	1,360,107
Netflix, Inc.(a)	42,840	27,498,996
Take-Two Interactive Software, Inc.(a)	11,278	1,870,795
Walt Disney Co. (The)(a)	175,884	25,485,591
Total		64,048,303
Interactive Media & Services 6.4%
Alphabet, Inc., Class A(a)	29,143	82,706,377
Alphabet, Inc., Class C(a)	27,271	77,696,170
Match Group, Inc.(a)	26,793	3,482,822
Meta Platforms, Inc., Class A(a)	230,735	74,864,278
Twitter, Inc.(a)	77,237	3,393,794
Total		242,143,441
Media 1.0%
Charter Communications, Inc., Class A(a)	12,277	7,934,380
Comcast Corp., Class A	443,338	22,158,033
Discovery, Inc., Class A(a)	16,366	380,837
Discovery, Inc., Class C(a)	29,399	667,651
DISH Network Corp., Class A(a)	24,095	752,969
Fox Corp., Class A	31,303	1,117,830
Fox Corp., Class B	14,356	482,362
Interpublic Group of Companies, Inc. (The)	38,099	1,264,506
News Corp., Class A	37,866	818,663
News Corp., Class B	11,787	254,010
Omnicom Group, Inc.	20,753	1,396,884
ViacomCBS, Inc., Class B	58,638	1,814,846
Total		39,042,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	56,773	6,177,470
Total Communication Services		388,522,845
Consumer Discretionary 13.1%
Auto Components 0.1%
Aptiv PLC(a)	26,183	4,198,444
BorgWarner, Inc.	23,210	1,004,529
Total		5,202,973
Automobiles 2.8%
Ford Motor Co.	379,805	7,288,458
General Motors Co.(a)	140,516	8,131,661
Tesla Motors, Inc.(a)	78,540	89,909,450
Total		105,329,569
Distributors 0.2%
Genuine Parts Co.	13,862	1,770,732
LKQ Corp.	26,169	1,462,847
Pool Corp.	3,881	2,150,540
Total		5,384,119
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	3,974	8,352,752
Caesars Entertainment, Inc.(a)	20,658	1,860,666
Carnival Corp.(a)	77,292	1,361,885
Chipotle Mexican Grill, Inc.(a)	2,719	4,468,432
Darden Restaurants, Inc.	12,614	1,740,101
Domino’s Pizza, Inc.	3,567	1,869,607
Expedia Group, Inc.(a)	14,064	2,265,570
Hilton Worldwide Holdings, Inc.(a)	26,975	3,643,513
Las Vegas Sands Corp.(a)	33,277	1,185,327
Marriott International, Inc., Class A(a)	26,478	3,907,094
McDonald’s Corp.	72,284	17,680,666
MGM Resorts International	38,713	1,532,261
Norwegian Cruise Line Holdings Ltd.(a)	35,816	698,770
Penn National Gaming, Inc.(a)	16,074	823,471
Royal Caribbean Cruises Ltd.(a)	21,694	1,514,675
Starbucks Corp.	114,128	12,512,994
Columbia Large Cap Index Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	10,189	825,411
Yum! Brands, Inc.	28,616	3,515,189
Total		69,758,384
Household Durables 0.4%
D.R. Horton, Inc.	31,549	3,082,337
Garmin Ltd.	14,706	1,963,839
Leggett & Platt, Inc.	12,902	521,112
Lennar Corp., Class A	26,588	2,793,069
Mohawk Industries, Inc.(a)	5,412	908,512
Newell Brands, Inc.	36,646	786,790
NVR, Inc.(a)	326	1,703,461
PulteGroup, Inc.	25,120	1,256,754
Whirlpool Corp.	6,069	1,321,464
Total		14,337,338
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	42,157	147,847,550
eBay, Inc.	62,920	4,244,583
Etsy, Inc.(a)	12,252	3,364,154
Total		155,456,287
Leisure Products 0.0%
Hasbro, Inc.	12,527	1,213,992
Multiline Retail 0.5%
Dollar General Corp.	22,863	5,059,582
Dollar Tree, Inc.(a)	22,451	3,004,618
Target Corp.	47,886	11,676,522
Total		19,740,722
Specialty Retail 2.4%
Advance Auto Parts, Inc.	6,334	1,398,040
AutoZone, Inc.(a)	2,085	3,788,591
Bath & Body Works, Inc.	25,626	1,925,281
Best Buy Co., Inc.	21,819	2,331,578
CarMax, Inc.(a)	15,771	2,227,654
Gap, Inc. (The)	20,833	344,370
Home Depot, Inc. (The)	102,915	41,228,778
Lowe’s Companies, Inc.	68,422	16,735,337
O’Reilly Automotive, Inc.(a)	6,674	4,259,080
Ross Stores, Inc.	34,567	3,770,914
TJX Companies, Inc. (The)	116,779	8,104,463
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	11,067	2,493,727
Ulta Beauty, Inc.(a)	5,300	2,034,935
Total		90,642,748
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	33,795	545,789
NIKE, Inc., Class B	123,709	20,936,511
PVH Corp.	6,907	737,530
Ralph Lauren Corp.	4,707	546,200
Tapestry, Inc.	26,991	1,082,879
Under Armour, Inc., Class A(a)	18,259	430,730
Under Armour, Inc., Class C(a)	20,172	404,852
VF Corp.	31,544	2,262,651
Total		26,947,142
Total Consumer Discretionary		494,013,274
Consumer Staples 5.5%
Beverages 1.3%
Brown-Forman Corp., Class B	17,686	1,244,387
Coca-Cola Co. (The)	376,034	19,722,983
Constellation Brands, Inc., Class A	16,285	3,669,499
Molson Coors Beverage Co., Class B	18,235	810,363
Monster Beverage Corp.(a)	36,346	3,045,068
PepsiCo, Inc.	133,778	21,375,049
Total		49,867,349
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	42,789	23,079,531
Kroger Co. (The)	65,818	2,733,421
Sysco Corp.	49,517	3,468,171
Walgreens Boots Alliance, Inc.	69,491	3,113,197
Walmart, Inc.	138,325	19,452,645
Total		51,846,965
Food Products 0.8%
Archer-Daniels-Midland Co.	54,142	3,368,174
Campbell Soup Co.	19,653	792,606
ConAgra Foods, Inc.	46,493	1,420,361
General Mills, Inc.	58,683	3,624,849
Hershey Co. (The)	14,076	2,498,349
Hormel Foods Corp.	27,284	1,129,558
JM Smucker Co. (The)	10,487	1,326,291

2	Columbia Large Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	24,746	1,513,960
Kraft Heinz Co. (The)	68,715	2,309,511
Lamb Weston Holdings, Inc.	14,046	729,268
McCormick & Co., Inc.	24,120	2,069,978
Mondelez International, Inc., Class A	135,298	7,974,464
Tyson Foods, Inc., Class A	28,536	2,253,203
Total		31,010,572
Household Products 1.3%
Church & Dwight Co., Inc.	23,767	2,124,294
Clorox Co. (The)	11,887	1,935,798
Colgate-Palmolive Co.	81,646	6,125,083
Kimberly-Clark Corp.	32,596	4,247,585
Procter & Gamble Co. (The)	234,956	33,969,939
Total		48,402,699
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	22,446	7,453,643
Tobacco 0.5%
Altria Group, Inc.	178,493	7,610,941
Philip Morris International, Inc.	150,855	12,964,479
Total		20,575,420
Total Consumer Staples		209,156,648
Energy 2.7%
Energy Equipment & Services 0.2%
Baker Hughes Co.	80,191	1,871,658
Halliburton Co.	86,194	1,860,929
Schlumberger NV	135,358	3,882,067
Total		7,614,654
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	36,590	942,924
Chevron Corp.	187,188	21,127,910
ConocoPhillips Co.	129,613	9,089,760
Coterra Energy, Inc.	78,636	1,579,011
Devon Energy Corp.	60,941	2,563,178
Diamondback Energy, Inc.	16,473	1,758,163
EOG Resources, Inc.	56,513	4,916,631
Exxon Mobil Corp.(b)	409,777	24,521,056
Hess Corp.	26,677	1,987,970
Kinder Morgan, Inc.	188,669	2,916,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Oil Corp.	76,311	1,182,057
Marathon Petroleum Corp.	61,773	3,758,887
Occidental Petroleum Corp.	85,860	2,545,749
ONEOK, Inc.	43,137	2,581,318
Phillips 66	42,394	2,932,393
Pioneer Natural Resources Co.	21,960	3,915,907
Valero Energy Corp.	39,571	2,648,883
Williams Companies, Inc. (The)	117,599	3,150,477
Total		94,119,097
Total Energy		101,733,751
Financials 10.8%
Banks 4.1%
Bank of America Corp.	716,759	31,874,273
Citigroup, Inc.	196,177	12,496,475
Citizens Financial Group, Inc.	41,242	1,949,509
Comerica, Inc.	12,963	1,069,836
Fifth Third Bancorp	66,856	2,817,980
First Republic Bank	17,065	3,577,848
Huntington Bancshares, Inc.	142,919	2,120,918
JPMorgan Chase & Co.	289,231	45,938,560
KeyCorp	92,569	2,077,248
M&T Bank Corp.	12,455	1,826,028
People’s United Financial, Inc.	41,423	705,848
PNC Financial Services Group, Inc. (The)	41,136	8,103,792
Regions Financial Corp.	92,392	2,101,918
SVB Financial Group(a)	5,678	3,931,050
Truist Financial Corp.	129,201	7,662,911
U.S. Bancorp	130,591	7,226,906
Wells Fargo & Co.	397,469	18,991,069
Zions Bancorp	15,687	989,536
Total		155,461,705
Capital Markets 3.0%
Ameriprise Financial, Inc.(c)	11,010	3,188,496
Bank of New York Mellon Corp. (The)	76,865	4,211,433
BlackRock, Inc.	13,848	12,527,039
Cboe Global Markets, Inc.	10,320	1,330,661
Charles Schwab Corp. (The)	145,307	11,245,309
CME Group, Inc.	34,762	7,665,716
Franklin Resources, Inc.	27,257	883,127

Columbia Large Cap Index Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	32,628	12,430,942
Intercontinental Exchange, Inc.	54,509	7,125,416
Invesco Ltd.	33,048	737,962
MarketAxess Holdings, Inc.	3,678	1,297,194
Moody’s Corp.	15,680	6,125,235
Morgan Stanley	141,283	13,396,454
MSCI, Inc.	7,980	5,023,011
Nasdaq, Inc.	11,329	2,302,392
Northern Trust Corp.	20,171	2,333,785
Raymond James Financial, Inc.	17,927	1,762,045
S&P Global, Inc.	23,327	10,630,814
State Street Corp.	35,390	3,148,648
T. Rowe Price Group, Inc.	21,966	4,392,102
Total		111,757,781
Consumer Finance 0.6%
American Express Co.	62,285	9,486,006
Capital One Financial Corp.	43,180	6,068,085
Discover Financial Services	28,986	3,126,140
Synchrony Financial	55,143	2,469,855
Total		21,150,086
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(a)	179,421	49,643,997
Insurance 1.8%
Aflac, Inc.	59,729	3,233,728
Allstate Corp. (The)	28,620	3,111,566
American International Group, Inc.	82,777	4,354,070
Aon PLC, Class A	21,851	6,462,870
Arthur J Gallagher & Co.	20,012	3,259,955
Assurant, Inc.	5,693	865,905
Brown & Brown, Inc.	22,624	1,457,212
Chubb Ltd.	42,467	7,621,552
Cincinnati Financial Corp.	14,509	1,652,575
Everest Re Group Ltd.	3,859	989,370
Globe Life, Inc.	9,058	783,879
Hartford Financial Services Group, Inc. (The)	33,605	2,221,291
Lincoln National Corp.	17,098	1,134,110
Loews Corp.	19,673	1,051,719
Marsh & McLennan Companies, Inc.	49,038	8,043,213
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	70,500	4,135,530
Principal Financial Group, Inc.	24,160	1,656,893
Progressive Corp. (The)	56,639	5,264,029
Prudential Financial, Inc.	37,439	3,828,512
Travelers Companies, Inc. (The)	24,149	3,548,696
Willis Towers Watson PLC	12,490	2,820,742
WR Berkley Corp.	13,575	1,040,388
Total		68,537,805
Total Financials		406,551,374
Health Care 12.6%
Biotechnology 1.8%
AbbVie, Inc.	171,049	19,718,529
Amgen, Inc.	54,964	10,931,240
Biogen, Inc.(a)	14,425	3,400,549
Gilead Sciences, Inc.	121,359	8,365,276
Incyte Corp.(a)	18,169	1,230,405
Moderna, Inc.(a)	33,991	11,979,448
Regeneron Pharmaceuticals, Inc.(a)	10,173	6,475,420
Vertex Pharmaceuticals, Inc.(a)	25,111	4,694,250
Total		66,795,117
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	171,595	21,581,503
ABIOMED, Inc.(a)	4,392	1,382,514
Align Technology, Inc.(a)	7,112	4,349,201
Baxter International, Inc.	48,387	3,608,219
Becton Dickinson and Co.	27,798	6,592,018
Boston Scientific Corp.(a)	137,818	5,246,731
Cooper Companies, Inc. (The)	4,767	1,794,633
Dentsply Sirona, Inc.	21,154	1,031,046
DexCom, Inc.(a)	9,365	5,268,655
Edwards Lifesciences Corp.(a)	60,333	6,474,334
Hologic, Inc.(a)	24,536	1,833,575
IDEXX Laboratories, Inc.(a)	8,235	5,007,456
Intuitive Surgical, Inc.(a)	34,526	11,198,163
Medtronic PLC	130,080	13,879,536
ResMed, Inc.	14,085	3,589,562
STERIS PLC	9,656	2,110,126
Stryker Corp.	32,485	7,686,926
Teleflex, Inc.	4,530	1,347,313

4	Columbia Large Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
West Pharmaceutical Services, Inc.	7,161	3,169,888
Zimmer Biomet Holdings, Inc.	20,214	2,417,594
Total		109,568,993
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	14,481	1,676,176
Anthem, Inc.	23,599	9,586,622
Cardinal Health, Inc.	28,084	1,298,323
Centene Corp.(a)	56,434	4,029,952
Cigna Corp.	32,920	6,317,348
CVS Health Corp.	127,725	11,375,188
DaVita, Inc.(a)	6,492	613,494
HCA Healthcare, Inc.	23,860	5,382,577
Henry Schein, Inc.(a)	13,521	960,802
Humana, Inc.	12,438	5,220,353
Laboratory Corp. of America Holdings(a)	9,360	2,670,689
McKesson Corp.	14,971	3,245,114
Quest Diagnostics, Inc.	11,826	1,758,290
UnitedHealth Group, Inc.	91,267	40,542,627
Universal Health Services, Inc., Class B	7,344	871,953
Total		95,549,508
Health Care Technology 0.0%
Cerner Corp.	28,610	2,015,575
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	29,371	4,432,084
Bio-Rad Laboratories, Inc., Class A(a)	2,080	1,566,656
Bio-Techne Corp.	3,764	1,776,721
Charles River Laboratories International, Inc.(a)	4,878	1,784,714
Danaher Corp.	61,499	19,780,538
Illumina, Inc.(a)	14,199	5,187,321
IQVIA Holdings, Inc.(a)	18,547	4,806,084
Mettler-Toledo International, Inc.(a)	2,238	3,388,623
PerkinElmer, Inc.	10,852	1,976,800
Thermo Fisher Scientific, Inc.	38,080	24,098,166
Waters Corp.(a)	5,939	1,948,408
Total		70,746,115
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	215,084	11,534,955
Catalent, Inc.(a)	16,488	2,121,346
Eli Lilly & Co.	76,850	19,061,874
Johnson & Johnson	254,804	39,731,588
Merck & Co., Inc.	245,018	18,354,298
Organon & Co.	24,538	717,246
Pfizer, Inc.	542,685	29,158,465
Viatris, Inc.	117,050	1,440,886
Zoetis, Inc.	45,874	10,185,863
Total		132,306,521
Total Health Care		476,981,829
Industrials 7.7%
Aerospace & Defense 1.3%
Boeing Co. (The)(a)	53,331	10,551,538
General Dynamics Corp.	22,458	4,243,888
Howmet Aerospace, Inc.	37,364	1,051,049
Huntington Ingalls Industries, Inc.	3,885	689,626
L3Harris Technologies, Inc.	19,450	4,066,606
Lockheed Martin Corp.	23,855	7,951,349
Northrop Grumman Corp.	14,567	5,080,970
Raytheon Technologies Corp.	145,951	11,810,355
Textron, Inc.	21,695	1,536,006
TransDigm Group, Inc.(a)	5,068	2,929,558
Total		49,910,945
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	12,749	1,212,302
Expeditors International of Washington, Inc.	16,444	1,999,919
FedEx Corp.	23,807	5,484,419
United Parcel Service, Inc., Class B	70,493	13,983,697
Total		22,680,337
Airlines 0.2%
Alaska Air Group, Inc.(a)	12,122	588,765
American Airlines Group, Inc.(a)	62,669	1,108,615
Delta Air Lines, Inc.(a)	61,939	2,242,192
Southwest Airlines Co.(a)	57,267	2,542,655
United Airlines Holdings, Inc.(a)	31,323	1,323,710
Total		7,805,937

Columbia Large Cap Index Fund | Third Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.5%
Allegion PLC	8,682	1,073,443
AO Smith Corp.	12,893	1,019,192
Carrier Global Corp.	83,987	4,545,376
Fortune Brands Home & Security, Inc.	13,346	1,341,673
Johnson Controls International PLC	68,938	5,153,805
Masco Corp.	23,923	1,576,526
Trane Technologies PLC	22,999	4,292,763
Total		19,002,778
Commercial Services & Supplies 0.4%
Cintas Corp.	8,471	3,576,371
Copart, Inc.(a)	20,609	2,991,602
Republic Services, Inc.	20,338	2,689,904
Rollins, Inc.	21,910	729,165
Waste Management, Inc.	37,498	6,024,804
Total		16,011,846
Construction & Engineering 0.0%
Quanta Services, Inc.	13,469	1,532,503
Electrical Equipment 0.6%
AMETEK, Inc.	22,379	3,054,734
Eaton Corp. PLC	38,581	6,252,437
Emerson Electric Co.	57,862	5,082,598
Generac Holdings, Inc.(a)	6,110	2,573,776
Rockwell Automation, Inc.	11,230	3,775,526
Total		20,739,071
Industrial Conglomerates 1.0%
3M Co.	56,008	9,523,600
General Electric Co.	106,245	10,092,212
Honeywell International, Inc.	66,825	13,514,688
Roper Technologies, Inc.	10,204	4,736,187
Total		37,866,687
Machinery 1.5%
Caterpillar, Inc.	52,991	10,245,810
Cummins, Inc.	13,900	2,915,525
Deere & Co.	27,476	9,494,057
Dover Corp.	13,934	2,283,086
Fortive Corp.	34,690	2,562,550
IDEX Corp.	7,356	1,652,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	27,743	6,440,537
Ingersoll Rand, Inc.	39,218	2,287,978
Otis Worldwide Corp.	41,309	3,321,244
PACCAR, Inc.	33,604	2,803,246
Parker-Hannifin Corp.	12,492	3,773,334
Pentair PLC	16,054	1,183,019
Snap-On, Inc.	5,224	1,075,674
Stanley Black & Decker, Inc.	15,773	2,756,489
Westinghouse Air Brake Technologies Corp.	18,297	1,624,225
Xylem, Inc.	17,438	2,111,916
Total		56,530,774
Professional Services 0.4%
Equifax, Inc.	11,793	3,286,119
IHS Markit Ltd.	38,583	4,931,679
Jacobs Engineering Group, Inc.	12,613	1,798,109
Leidos Holdings, Inc.	13,702	1,204,543
Nielsen Holdings PLC	34,729	665,408
Robert Half International, Inc.	10,838	1,204,860
Verisk Analytics, Inc.	15,617	3,511,795
Total		16,602,513
Road & Rail 1.0%
CSX Corp.	218,218	7,563,436
JB Hunt Transport Services, Inc.	8,146	1,557,189
Kansas City Southern	8,805	2,560,934
Norfolk Southern Corp.	23,905	6,341,279
Old Dominion Freight Line, Inc.	9,080	3,224,944
Union Pacific Corp.	63,121	14,873,833
Total		36,121,615
Trading Companies & Distributors 0.2%
Fastenal Co.	55,630	3,291,627
United Rentals, Inc.(a)	7,007	2,373,551
W.W. Grainger, Inc.	4,234	2,038,290
Total		7,703,468
Total Industrials		292,508,474

6	Columbia Large Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 29.1%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	21,684	2,690,117
Cisco Systems, Inc.	407,903	22,369,401
F5, Inc.(a)	5,838	1,328,612
Juniper Networks, Inc.	31,472	979,723
Motorola Solutions, Inc.	16,389	4,149,367
Total		31,517,220
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	57,900	4,665,582
CDW Corp.	13,308	2,520,003
Corning, Inc.	74,397	2,759,385
IPG Photonics Corp.(a)	3,469	569,575
Keysight Technologies, Inc.(a)	17,832	3,467,967
TE Connectivity Ltd.	31,748	4,886,970
Teledyne Technologies, Inc.(a)	4,511	1,873,373
Trimble Navigation Ltd.(a)	24,355	2,091,364
Zebra Technologies Corp., Class A(a)	5,169	3,043,404
Total		25,877,623
IT Services 4.1%
Accenture PLC, Class A	61,380	21,937,212
Akamai Technologies, Inc.(a)	15,761	1,776,265
Automatic Data Processing, Inc.	40,951	9,455,176
Broadridge Financial Solutions, Inc.	11,244	1,895,401
Cognizant Technology Solutions Corp., Class A	50,874	3,967,155
DXC Technology Co.(a)	24,382	731,216
Fidelity National Information Services, Inc.	59,788	6,247,846
Fiserv, Inc.(a)	57,687	5,567,949
FleetCor Technologies, Inc.(a)	7,995	1,656,004
Gartner, Inc.(a)	8,097	2,528,288
Global Payments, Inc.	28,433	3,384,664
International Business Machines Corp.	86,757	10,159,245
Jack Henry & Associates, Inc.	7,190	1,090,220
MasterCard, Inc., Class A	84,321	26,554,369
Paychex, Inc.	30,998	3,694,962
PayPal Holdings, Inc.(a)	113,734	21,028,279
VeriSign, Inc.(a)	9,421	2,260,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	163,351	31,652,523
Western Union Co. (The)	39,331	622,217
Total		156,209,183
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.(a)	117,406	18,593,588
Analog Devices, Inc.	52,064	9,384,536
Applied Materials, Inc.	88,466	13,021,311
Broadcom, Inc.	39,710	21,986,633
Enphase Energy, Inc.(a)	13,030	3,257,500
Intel Corp.	392,687	19,320,200
KLA Corp.	14,784	6,033,794
Lam Research Corp.	13,793	9,377,171
Microchip Technology, Inc.	53,050	4,425,962
Micron Technology, Inc.	108,964	9,152,976
Monolithic Power Systems, Inc.	4,178	2,312,356
NVIDIA Corp.	241,207	78,816,799
NXP Semiconductors NV	25,663	5,732,088
Qorvo, Inc.(a)	10,758	1,573,142
QUALCOMM, Inc.	109,182	19,713,902
Skyworks Solutions, Inc.	15,985	2,424,285
Teradyne, Inc.	15,968	2,441,028
Texas Instruments, Inc.	89,360	17,190,183
Xilinx, Inc.	23,953	5,472,063
Total		250,229,517
Software 9.9%
Adobe, Inc.(a)	46,112	30,888,123
ANSYS, Inc.(a)	8,445	3,306,049
Autodesk, Inc.(a)	21,296	5,413,230
Cadence Design Systems, Inc.(a)	26,790	4,754,153
Ceridian HCM Holding, Inc.(a)	13,055	1,428,217
Citrix Systems, Inc.	12,025	967,171
Fortinet, Inc.(a)	13,121	4,357,615
Intuit, Inc.	26,449	17,252,683
Microsoft Corp.	727,384	240,465,877
NortonLifeLock, Inc.	56,263	1,398,136
Oracle Corp.	159,444	14,467,949
Paycom Software, Inc.(a)	4,653	2,035,594
PTC, Inc.(a)	10,226	1,120,565
Salesforce.com, Inc.(a)	94,037	26,796,783

Columbia Large Cap Index Fund | Third Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	19,175	12,419,647
Synopsys, Inc.(a)	14,768	5,035,888
Tyler Technologies, Inc.(a)	3,953	2,051,528
Total		374,159,208
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	1,519,995	251,255,174
Hewlett Packard Enterprise Co.	126,404	1,813,897
HP, Inc.	116,272	4,102,076
NetApp, Inc.	21,683	1,927,185
Seagate Technology Holdings PLC	20,268	2,080,916
Western Digital Corp.(a)	29,662	1,715,650
Total		262,894,898
Total Information Technology		1,100,887,649
Materials 2.5%
Chemicals 1.7%
Air Products & Chemicals, Inc.	21,426	6,158,689
Albemarle Corp.	11,320	3,016,667
Celanese Corp., Class A	10,755	1,627,877
CF Industries Holdings, Inc.	20,820	1,261,484
Corteva, Inc.	71,064	3,197,880
Dow, Inc.	72,185	3,965,122
DuPont de Nemours, Inc.	50,628	3,744,447
Eastman Chemical Co.	13,143	1,370,684
Ecolab, Inc.	24,091	5,335,434
FMC Corp.	12,457	1,248,067
International Flavors & Fragrances, Inc.	24,108	3,427,434
Linde PLC	49,985	15,902,228
LyondellBasell Industries NV, Class A	25,579	2,228,698
Mosaic Co. (The)	35,856	1,226,992
PPG Industries, Inc.	22,974	3,541,902
Sherwin-Williams Co. (The)	23,447	7,766,584
Total		65,020,189
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,038	2,436,393
Vulcan Materials Co.	12,842	2,461,041
Total		4,897,434
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	149,234	1,689,329
Avery Dennison Corp.	8,022	1,645,071
Ball Corp.	31,613	2,954,235
International Paper Co.	37,830	1,722,022
Packaging Corp. of America	9,195	1,200,775
Sealed Air Corp.	14,509	901,299
WestRock Co.	25,844	1,121,371
Total		11,234,102
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	142,097	5,268,957
Newmont Corp.	77,349	4,248,007
Nucor Corp.	28,427	3,020,653
Total		12,537,617
Total Materials		93,689,342
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	13,420	2,684,939
American Tower Corp.	44,054	11,563,294
AvalonBay Communities, Inc.	13,514	3,228,089
Boston Properties, Inc.	13,756	1,483,447
Crown Castle International Corp.	41,833	7,598,964
Digital Realty Trust, Inc.	27,353	4,588,192
Duke Realty Corp.	36,620	2,136,045
Equinix, Inc.	8,687	7,055,581
Equity Residential	32,983	2,813,780
Essex Property Trust, Inc.	6,295	2,136,775
Extra Space Storage, Inc.	12,951	2,590,200
Federal Realty Investment Trust	6,775	831,089
Healthpeak Properties, Inc.	52,168	1,714,240
Host Hotels & Resorts, Inc.(a)	69,107	1,084,980
Iron Mountain, Inc.	28,018	1,273,138
Kimco Realty Corp.	59,383	1,331,367
Mid-America Apartment Communities, Inc.	11,230	2,316,188
Prologis, Inc.	71,554	10,786,765
Public Storage	14,756	4,830,819
Realty Income Corp.	53,327	3,621,970
Regency Centers Corp.	14,798	1,026,093

8	Columbia Large Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	10,604	3,645,655
Simon Property Group, Inc.	31,807	4,861,382
UDR, Inc.	27,009	1,532,221
Ventas, Inc.	38,085	1,786,948
Vornado Realty Trust	15,390	617,755
Welltower, Inc.	40,901	3,256,538
Weyerhaeuser Co.	72,573	2,729,471
Total		95,125,925
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	32,497	3,105,738
Total Real Estate		98,231,663
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	24,223	1,327,178
American Electric Power Co., Inc.	48,420	3,924,441
Duke Energy Corp.	74,466	7,223,947
Edison International	36,753	2,399,236
Entergy Corp.	19,451	1,951,713
Evergy, Inc.	22,194	1,404,880
Eversource Energy	33,262	2,736,465
Exelon Corp.	94,647	4,990,736
FirstEnergy Corp.	52,674	1,983,703
NextEra Energy, Inc.	189,883	16,478,047
NRG Energy, Inc.	23,693	853,422
Pinnacle West Capital Corp.	10,917	710,151
PPL Corp.	74,492	2,073,112
Southern Co. (The)	102,486	6,261,895
Xcel Energy, Inc.	52,117	3,321,416
Total		57,640,342
Gas Utilities 0.0%
Atmos Energy Corp.	12,660	1,143,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	64,499	1,507,987
Multi-Utilities 0.7%
Ameren Corp.	24,890	2,030,775
CenterPoint Energy, Inc.	57,387	1,486,897
CMS Energy Corp.	28,036	1,649,918
Consolidated Edison, Inc.	34,205	2,655,676
Dominion Energy, Inc.	78,255	5,571,756
DTE Energy Co.	18,754	2,031,808
NiSource, Inc.	37,982	930,939
Public Service Enterprise Group, Inc.	48,936	3,058,011
Sempra Energy	30,909	3,705,062
WEC Energy Group, Inc.	30,532	2,654,147
Total		25,774,989
Water Utilities 0.1%
American Water Works Co., Inc.	17,567	2,961,269
Total Utilities		89,028,038
Total Common Stocks (Cost $944,981,295)		3,751,304,887

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(c),(d)	25,554,552	25,551,997
Total Money Market Funds (Cost $25,550,536)		25,551,997
Total Investments in Securities (Cost: $970,531,831)		3,776,856,884
Other Assets & Liabilities, Net		(263,042)
Net Assets		3,776,593,842

At November 30, 2021, securities and/or cash totaling $2,986,016 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	116	12/2021	USD	26,484,250	632,617	—
Columbia Large Cap Index Fund | Third Quarter Report 2021	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,984,085	—	(53,819)	258,230	3,188,496	584,074	39,684	11,010
Columbia Short-Term Cash Fund, 0.078%
	17,686,035	344,021,567	(336,153,031)	(2,574)	25,551,997	2,573	14,734	25,554,552
Total	20,670,120			255,656	28,740,493	586,647	54,418

(d)	The rate shown is the seven-day current annualized yield at November 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | Third Quarter Report 2021

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3QT175_02_M01_(01/22)